Related Parties (Details) - Schedule of current liabilities – related parties - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Related Parties (Details) - Schedule of current liabilities – related parties [Line Items]
Current liabilities – related parties	$ 47,083	$ 57,506
Shareholders of Bokefa Petroleum and Gas [Member]
Related Parties (Details) - Schedule of current liabilities – related parties [Line Items]
Current liabilities – related parties	158	308
Shareholders of All Weather [Member]
Related Parties (Details) - Schedule of current liabilities – related parties [Line Items]
Current liabilities – related parties	213	659
Shareholders of Tingo Mobile Limited [Member]
Related Parties (Details) - Schedule of current liabilities – related parties [Line Items]
Current liabilities – related parties	$ 46,712	$ 56,539